Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO1	Compensation Actually Paid to PEO1,3,4	Average Summary Compensation Table Total for Non-PEO NEOs2	Average Compensation Actually Paid to Non-PEO NEOs2,3,4	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)6	Non-GAAP Operating Earnings (in millions)6
					Total Shareholder Return	Peer Group Total Shareholder Return5
2023	$15,118,828	$12,277,460	$5,445,220	$4,620,616	$167.46	$141.43	$670.1	$1,602.8
2022	$13,804,149	$22,337,042	$4,697,081	$6,610,684	$172.34	$128.51	$4,852.2	$1,700.9
2021	$17,566,163	$30,384,681	$5,217,527	$7,526,148	$143.50	$136.28	$1,757.4	$1,847.6
2020	$15,614,418	$9,311,899	$4,508,046	$3,109,284	$94.81	$100.64	$1,428.5	$1,366.4

1
Daniel J. Houston was our Chief Executive Officer in all years reported.

2
During 2023, our non-PEO NEOs consisted of Deanna D. Strable-Soethout, Patrick G. Halter, Amy C. Friedrich, and Vivek Agrawal. During 2022, our non-PEO NEOs consisted of Deanna D. Strable-Soethout, Patrick G. Halter, Amy C. Friedrich, and Natalie Lamarque. During 2021, our non-PEO NEOs consisted of Deanna D. Strable-Soethout, Patrick G. Halter, Amy C. Friedrich and Renee Schaff. During 2020, our non-PEO NEOs consisted of Deanna D. Strable-Soethout, Patrick G. Halter, Timothy M. Dunbar and Luis Valdes.

3
Adjustments were as follows:

Adjustments to Determine “Compensation Actually Paid” for PEO and Non-PEO NEOs	2023
	PEO	NEOs
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$765,298	$335,688
Increase for “Service Cost” for Pension Plans	$409,088	$77,410
Increase for “Prior Service Cost” for Pension Plans	$0	$0
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	$9,661,687	$3,097,172
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	$0	$0
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year-end	$8,247,736	$2,510,760
Increase for Fair Value of Awards Granted during year that Vest during year	$0	$183,596
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$(1,932,300)	$(363,815)
Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$38,367	$3,814
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	$0	$0
Increase based upon Incremental Fair Value of Awards Modified during year	$0	$0
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	$822,726	$196,491
Total Adjustments	$(2,841,368)	$(824,604)

4
Compensation Actually Paid for the PEO and NEOs was erroneously reported in the 2023 Proxy Statement. The following corrections were made, 2022, 2021, and 2020 PEO total adjustments were reported as $8,669,690, $13,534,312, and ($6,120,358) and have been corrected to $8,532,893, $12,818,518, and ($6,302,519). 2022, 2021 and 2020 NEOs total adjustments were reported as $3,569,762, $2,430,837, and ($1,362,316) and have been corrected to $1,913,603, $2,308,621, and (1,398,762).

5
Peer Group used is the S&P 500 Financials Index.

6
In 2023, Principal adopted new accounting guidance that required us to recast 2021 and 2022 financial results. Amounts shown were used to determine executive compensation based on accounting policies during the period. Additional details of our implementation of the new accounting guidance can be found in Note 1 of the Notes to the Consolidated Financial Statements in Item 8 of our 2023 Form 10-K.

Company Selected Measure Name	Non-GAAP Operating Earnings
Named Executive Officers, Footnote
1
Daniel J. Houston was our Chief Executive Officer in all years reported.

2
	During 2023, our non-PEO NEOs consisted of Deanna D. Strable-Soethout, Patrick G. Halter, Amy C. Friedrich, and Vivek Agrawal. During 2022, our non-PEO NEOs consisted of Deanna D. Strable-Soethout, Patrick G. Halter, Amy C. Friedrich, and Natalie Lamarque. During 2021, our non-PEO NEOs consisted of Deanna D. Strable-Soethout, Patrick G. Halter, Amy C. Friedrich and Renee Schaff. During 2020, our non-PEO NEOs consisted of Deanna D. Strable-Soethout, Patrick G. Halter, Timothy M. Dunbar and Luis Valdes
Peer Group Issuers, Footnote	Peer Group used is the S&P 500 Financials Index.
PEO Total Compensation Amount	$ 15,118,828	$ 13,804,149	$ 17,566,163	$ 15,614,418
PEO Actually Paid Compensation Amount	$ 12,277,460	22,337,042	30,384,681	9,311,899
Adjustment To PEO Compensation, Footnote
Adjustments to Determine “Compensation Actually Paid” for PEO and Non-PEO NEOs	2023
	PEO	NEOs
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$765,298	$335,688
Increase for “Service Cost” for Pension Plans	$409,088	$77,410
Increase for “Prior Service Cost” for Pension Plans	$0	$0
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	$9,661,687	$3,097,172
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	$0	$0
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year-end	$8,247,736	$2,510,760
Increase for Fair Value of Awards Granted during year that Vest during year	$0	$183,596
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$(1,932,300)	$(363,815)
Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$38,367	$3,814
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	$0	$0
Increase based upon Incremental Fair Value of Awards Modified during year	$0	$0
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	$822,726	$196,491
Total Adjustments	$(2,841,368)	$(824,604)

Non-PEO NEO Average Total Compensation Amount	$ 5,445,220	4,697,081	5,217,527	4,508,046
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,620,616	6,610,684	7,526,148	3,109,284
Adjustment to Non-PEO NEO Compensation Footnote
Adjustments to Determine “Compensation Actually Paid” for PEO and Non-PEO NEOs	2023
	PEO	NEOs
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$765,298	$335,688
Increase for “Service Cost” for Pension Plans	$409,088	$77,410
Increase for “Prior Service Cost” for Pension Plans	$0	$0
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	$9,661,687	$3,097,172
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	$0	$0
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year-end	$8,247,736	$2,510,760
Increase for Fair Value of Awards Granted during year that Vest during year	$0	$183,596
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$(1,932,300)	$(363,815)
Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$38,367	$3,814
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	$0	$0
Increase based upon Incremental Fair Value of Awards Modified during year	$0	$0
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	$822,726	$196,491
Total Adjustments	$(2,841,368)	$(824,604)

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Net Income ($M)
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs. Non-GAAP Operating Earnings
Total Shareholder Return Vs Peer Group	Compensation Actually Paid vs. Total Shareholder Return
Tabular List, Table
Pay Versus Performance—Tabular List of Most Important Financial Performance Measures
Financial Performance Measures
Non-GAAP Operating Earnings
Non-GAAP Return on Equity
Operating Margin

Total Shareholder Return Amount	$ 167.46	172.34	143.5	94.81
Peer Group Total Shareholder Return Amount	141.43	128.51	136.28	100.64
Net Income (Loss)	$ 670,100,000	$ 4,852,200,000	$ 1,757,400,000	$ 1,428,500,000
Company Selected Measure Amount	1,602,800,000	1,700,900,000	1,847,600,000	1,366,400,000
PEO Name	Daniel J. Houston
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP Operating Earnings
Non-GAAP Measure Description			5
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Return on Equity
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Margin
PEO [Member] | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (765,298)
PEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	409,088
PEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,661,687)
PEO [Member] | Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,247,736
PEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,932,300)
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,367
PEO [Member] | Change In Fair Value Of Awards Granted Prior To Year That Were Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO [Member] | Increase Based Upon Incremental Fair ValueO f Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	822,726
PEO [Member] | Total Net Adjustments For Pension And Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,841,368)
PEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 8,532,893	$ 12,818,518	$ (6,302,519)
Error Correction, Adjustment to Compensation Amount		8,669,690	13,534,312	(6,120,358)
Non-PEO NEO [Member] | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(335,688)
Non-PEO NEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	77,410
Non-PEO NEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,097,172)
Non-PEO NEO [Member] | Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,510,760
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	183,596
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(363,815)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,814
Non-PEO NEO [Member] | Change In Fair Value Of Awards Granted Prior To Year That Were Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO [Member] | Increase Based Upon Incremental Fair ValueO f Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	196,491
Non-PEO NEO [Member] | Total Net Adjustments For Pension And Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (824,604)
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,913,603	2,308,621	(1,398,762)
Error Correction, Adjustment to Compensation Amount		$ 3,569,762	$ 2,430,837	$ (1,362,316)